Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations	Discontinued Operations
As a reminder, a termination and transition agreement was negotiated and executed, effective as of June 30, 2021 further to the Company's decision to return the rights of Lumoxiti back to AstraZeneca. Consecutively, activities related to Lumoxiti are presented as discontinued operations since October 1, 2021. As part of the termination and transition agreement, Innate and AstraZeneca agreed to share manufacturing costs, and Innate had to pay $6.2 million on April 30, 2022. This amount was paid by the Company as part of the agreement in April 2022 for an amount of €5.9 million ($6.2 million).
The net income from discontinued operations related to Lumoxiti as of December 31, 2023 as well as of December 31, 2024 are nil compared to a net loss of €0.13 million as of December 31, 2022 corresponding to residual costs associated with the transfer of activities to AstraZeneca. This transfer has now been completed.
a) Financial Performance

	Year ended December 31,
	2022	2023	2024
Revenue and other income
Revenue from collaboration and licensing agreements	194	—	—
Sales	22	—	—
Total revenue and other income	216	—	—
Operating expenses
Research and development expenses	—	—	—
Selling, general and administrative expenses	(346)	—	—
Impairment of intangible assets	—	—	—
Total operating expenses	(346)	—	—
Net income (loss) from distribution agreements	—	—	—
Operating income (loss)	(131)	—	—
Financial income	—	—	—
Financial expenses	—	—	—
Net financial income (loss)	—	—	—
Net income (loss) before tax	(131)	—	—
Income tax expense	—	—	—
Net income (loss) from discontinued operations	(131)	—	—
b) Cash-Flows

	Year ended December 31,
	2022	2023	2024
Net cash generated from / (used in) operating activities (1)	(5,097)	—	—
Net cash generated from / (used in) investing activities	—	—	—
Net cash generated from / (used in) financing activities	—	—	—
Net cash flows from discontinued operations	(5,097)	—	—